Other income/(expenses)	12 Months Ended
Dec. 31, 2023
Disclosure of Other Income expenses [Abstract]
Other income/(expenses)	Other income/(expenses)

(in €‘000)	2023	2022	2021
Government grants	602	213	2,037
Income from CO2 tickets	6,230	9,527	5,403
Net gain/(loss) on disposal of property, plant and equipment	(7,970)	(12,528)	(210)
Sublease rental income	200	200	200
Fair value gains/(losses) on derivatives (PPAs)	(7,442)	—	—
Fair value gains/(losses) on derivatives (purchase options)	—	3,856	2,900
Fair value gains/(losses) on pref. shares derivatives and net gain/(loss) on sale of pref. shares derivatives	—	(69)	—
Other items	1,777	2,525	523
Total	(6,603)	3,724	10,853
Government grants
Government grants that relate to an expense item, are recognized as income on a systematic basis over the periods that the related costs, which the grants are intended to compensate, are expensed.
Income from sale of CO2 tickets
The Group sells CO2 tickets issued by government (for example, HBE certificates in the Netherlands and similar schemes in Germany and France) to companies that are required to compensate their use of non-green energy through a brokerage. These certificates are issued by the government and therefore IAS 20 Accounting for government grants and disclosure of government assistance is applicable.
For the year ended December 31, 2023, income from the sale of CO2 tickets includes a fair value gain on initial recognition of €6,636 thousand (2022: €9,423 thousand, 2021: €5,483 thousand) and a loss on the subsequent sale of €406 thousand (2022: gain of €104 thousand, 2021: loss of €80 thousand).
Net gain/(loss) on disposal of property, plant and equipment
During the year ended December 31, 2023, the Group recorded a loss on disposal of property, plant and equipment of €7,970 thousand (2022: €12,528 thousand, 2021: €210 thousand). This primarily consists of the costs of upgrading HPC charger locations where old chargers were replaced with new chargers.
Sublease rental income
Refer to Note 17.2 for details on the Group’s subleases.
Fair value gains/(losses) on derivatives (PPAs)
Refer to Note 29 for details on the Group's PPA derivative liabilities.
Fair value gains/(losses) on derivatives (purchase options)
Refer to Note 4 for details on the Group’s purchase options.
Fair value gains/(losses) on preference shares derivatives and net gain/(loss) on sale of preference shares derivatives
In 2022, the Group has waived certain potential economic rights associated with a portion of the shares held by the Group in Voltalis for a consideration of €187 thousand. The transaction resulted in an immaterial loss, which has been recognized in the consolidated statement of profit or loss, within other income/(expenses). This transaction does not affect the Group's interest held in the ordinary share capital of Voltalis.
Other items
Other items primarily consists of reimbursements that the Group has received from one of its suppliers for chargers.
During the year ended December 31, 2023, the Group purchased a number of chargers that malfunctioned and the Group has disposed of these chargers. During the year ended December 31, 2023, the Group has recognized a gain of €1,400 thousand (2022: €2,250 thousand, 2021: € nil) for reimbursement received from suppliers.